Information About Components of Consolidated Statements of Financial Position - Schedule of Investment Properties (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Investment Properties [Abstract]
Investment properties		$ 560,783
Total		$ 560,783